Net Income Per Limited Partner Unit (Basic and Diluted Earnings Per Unit) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015 [1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income attributable to MPLX LP:
Cash distributions declared										$ 315	$ 112	$ 88
Undistributed net income loss attributable to MPLX LP										(159)	9	(10)
Net income attributable to MPLX LP		$ 18	$ 41	$ 51	$ 46	$ 29	$ 30	$ 28	$ 34	$ 156	$ 121	$ 78
Weighted average units outstanding:
Basic (shares)										99	76	75
Diluted (shares)										100	76	75
Limited Partners Common Units [Member]
Net income attributable to MPLX LP:
Cash distributions declared	[2]									$ 224	$ 54	$ 43
Undistributed net income loss attributable to MPLX LP										(127)	4	(4)
Net income attributable to MPLX LP										$ 97	$ 58	$ 39
Weighted average units outstanding:
Basic (shares)										79	37	37
Diluted (shares)										80	37	37
Net income attributable to MPLX LP subsequent to initial public offering per limited partner unit:
Basic (in USD per unit)		$ (0.14)	$ 0.41	$ 0.50	$ 0.46	$ 0.38	$ 0.37	$ 0.37	$ 0.41	$ 1.23	$ 1.55	$ 1.05
Diluted (in USD per unit)		$ (0.14)	$ 0.41	$ 0.50	$ 0.46	$ 0.38	$ 0.37	$ 0.37	$ 0.41	$ 1.22	$ 1.55	$ 1.05
MPC [Member]
Net income attributable to MPLX LP:
Cash distributions declared		$ 29	$ 27	$ 25	$ 23	$ 21	$ 19	$ 19	$ 18
MPC [Member] | General Partner [Member]
Net income attributable to MPLX LP:
Cash distributions declared	[2]									$ 60	$ 6	$ 2
Undistributed net income loss attributable to MPLX LP										(3)	2	0
Net income attributable to MPLX LP										$ 57	$ 8	$ 2
Weighted average units outstanding:
Basic (shares)										2	2	1
Diluted (shares)										2	2	1
MPC [Member] | Limited Partners Subordinated Units [Member]
Net income attributable to MPLX LP:
Cash distributions declared	[2]									$ 31	$ 52	$ 43
Undistributed net income loss attributable to MPLX LP										(29)	3	(6)
Net income attributable to MPLX LP										$ 2	$ 55	$ 37
Weighted average units outstanding:
Basic (shares)										18	37	37
Diluted (shares)										18	37	37
Net income attributable to MPLX LP subsequent to initial public offering per limited partner unit:
Basic (in USD per unit)										$ 0.11	$ 1.50	$ 1.01
Diluted (in USD per unit)										$ 0.11	$ 1.50	$ 1.01

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(1) See Note 8 for information regarding the distribution.